INVESTMENTS IN UNCONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Investments in Unconsolidated Entities

NOTE 4. INVESTMENTS IN UNCONSOLIDATED ENTITIES

We generally account for investments under the equity method when we have significant influence over, but do not have control of, these entities. In these cases, our pro rata shares of the entities’ net assets are included in Investments on the Consolidated Balance Sheets. We adjust each investment for our share of each investee’s earnings or losses, dividends, and other comprehensive income or loss.

We evaluate the carrying value of unconsolidated entities for impairment under the U.S. GAAP provisions for equity method investments.

We provide the carrying value of our investments and earnings (losses) on these investments below:

EQUITY METHOD AND OTHER INVESTMENT BALANCES
(Dollars in millions)
	December 31,
	2014	2013
Sempra South American Utilities:
Eletrans(1)	$(8)	$(3)
Sempra Mexico:
Energía Sierra Juárez(2)	25	―
Gasoductos de Chihuahua(3)	409	379
Sempra Renewables:
Wind:
Auwahi Wind	45	53
Broken Bow 2 Wind	44	―
Cedar Creek 2 Wind	82	92
Flat Ridge 2 Wind	284	292
Fowler Ridge 2 Wind	46	51
Mehoopany Wind	82	85
Solar:
California solar partnership	125	―
Copper Mountain Solar 2	61	67
Copper Mountain Solar 3	56	―
Mesquite Solar 1	86	67
Sempra Natural Gas:
Cameron LNG Holdings(4)	1,007	―
Rockies Express Pipeline LLC(5)	340	329
Parent and other:
RBS Sempra Commodities LLP	71	73
Total equity method investments	2,755	1,485
Other(6)	93	90
Total	$2,848	$1,575
(1)	Includes losses on forward exchange contracts as we discuss below.
(2)	The carrying value of our equity method investment is $12 million higher than the underlying equity in the net assets of the investee at December 31, 2014 due to the remeasurement of our retained investment to fair value.
(3)	The carrying value of our equity method investment is $65 million higher than the underlying equity in the net assets of the investee at December 31, 2014 and 2013 due to equity method goodwill.
(4)	The carrying value of our equity method investment is $94 million higher than the underlying equity in the net assets of the investee at December 31, 2014 primarily due to guarantees as we discuss below.
(5)	The carrying value of our equity method investment is $369 million and $382 million lower than the underlying equity in the net assets of the investee at December 31, 2014 and 2013, respectively, due to an impairment charge recorded in 2012.
(6)	Other includes Sempra Natural Gas' $77 million investment in industrial development bonds at Mississippi Hub at both December 31, 2014 and 2013.

EARNINGS (LOSSES) FROM EQUITY METHOD INVESTMENTS
(Dollars in millions)
	Years ended December 31,
	2014		2013	2012
Earnings (losses) recorded before income tax:
Sempra Renewables:
Wind:
Auwahi Wind		$4	$4	$	―
Cedar Creek 2 Wind		(3)	(4)		(4)
Flat Ridge 2 Wind		(7)	(8)		1
Fowler Ridge 2 Wind		2	(3)		(3)
Mehoopany Wind		(1)	(2)		―
Solar:
California solar partnership		6	―		―
Copper Mountain Solar 2		3	―		―
Copper Mountain Solar 3		2	―		―
Mesquite Solar 1		14	1		―
Sempra Natural Gas:
Cameron LNG Holdings		2	―		―
Rockies Express Pipeline LLC:
Impairment		―	―		(400)
Income tax make-whole payment received		―	―		41
Other equity earnings		60	47		47
Parent and other:
RBS Sempra Commodities LLP		(2)	(3)		―
Other		1	(1)		(1)
		$81	$31		$(319)

Earnings (losses) recorded net of income tax(1):
Sempra South American Utilities:
Sodigas Pampeana and Sodigas Sur	$	―	$(11)	$	―
Eletrans		(4)	(4)		―
Sempra Mexico:
Energía Sierra Juárez		3	―		―
Gasoductos de Chihuahua		39	39		36
		$38	$24		$36
(1)			As the earnings (losses) from these investments are recorded net of income tax, they are presented below the income tax expense line, so as not to impact our effective income tax rate.

Our share of the undistributed earnings of equity method investments was $187 million and $129 million at December 31, 2014 and 2013, respectively. The December 31, 2014 and 2013 balances do not include remaining distributions of $71 million and $73 million, respectively, associated with our investment in RBS Sempra Commodities LLP (RBS Sempra Commodities) and expected to be received from the partnership as it is dissolved, as we discuss below.

SEMPRA SOUTH AMERICAN UTILITIES

Sempra South American Utilities previously owned 43 percent of two Argentine natural gas utility holding companies, Sodigas Pampeana and Sodigas Sur. In December 2006, we decided to sell these investments and actively pursued their sale since that time. In the first quarter of 2013, we recorded a noncash impairment charge of $10 million ($7 million after-tax) to reduce the carrying value of our investments to estimated fair value at that time. The net charge is reported in Equity Earnings, Net of Income Tax on the Consolidated Statement of Operations for the year ended December 31, 2013. In June 2013, we completed the sale of our Argentine investments for $13 million in cash and recorded an additional $7 million loss ($4 million after-tax) on the sale, which is also included in Equity Earnings, Net of Income Tax.

As a result of the devaluation of the Argentine peso at the end of 2001 and subsequent changes in the value of the peso, Sempra South American Utilities had reduced the carrying value of its investments by a cumulative total of $270 million prior to the sale. These noncash adjustments, based on fluctuations in the value of the Argentine peso, did not affect earnings, but were recorded in Comprehensive Income and Accumulated Other Comprehensive Income (Loss). As a result of the sale of our investments, this cumulative foreign currency translation adjustment was reclassified to Equity Earnings, Net of Income Tax, where it was substantially offset by the elimination of a $250 million accrued liability established in 2006.

In 2013, Chilquinta Energía entered into two 50-percent owned joint ventures, Eletrans S.A. and Eletrans II S.A. (collectively, Eletrans), with Sociedad Austral de Electricidad Sociedad Anónima (SAESA) to construct four transmission lines in Chile. In 2013, Eletrans entered into forward exchange contracts to manage the foreign currency exchange rate risk of the Chilean Unidad de Fomento (CLF) relative to the U.S. dollar, related to certain construction commitments that are denominated in CLF. The forward exchange contracts settle based on anticipated payments to vendors, generally monthly, ending in July 2018. We recorded $4 million of equity losses related to these forward contracts in both 2014 and 2013 in Equity Earnings, Net of Income Tax on the Consolidated Statements of Operations.

SEMPRA MEXICO

Sempra Mexico owns a 50-percent interest in Gasoductos de Chihuahua, a joint venture with Petróleos Mexicanos (or PEMEX, the Mexican state-owned oil company). The joint venture operates several natural gas pipelines and propane systems in Mexico and is developing natural gas pipelines, an ethane transport system and other energy infrastructure. Sempra Mexico acquired its investment in Gasoductos de Chihuahua as part of the purchase of Mexican pipeline and natural gas infrastructure assets in 2010.

In July 2014, Sempra Mexico completed the sale of a 50-percent interest in the 155-MW first phase of its Energía Sierra Juárez wind project to a wholly owned subsidiary of InterGen N.V., as we discuss further in Note 3.

SEMPRA RENEWABLES

With the exception of Copper Mountain Solar 1, which it wholly owns, Sempra Renewables has 50-percent interests in wind and solar energy generation facilities in operation or under construction in Arizona, California, Colorado, Hawaii, Indiana, Kansas, Nebraska, Nevada, and Pennsylvania. The generating capacities of the facilities in operation are contracted under long-term power purchase agreements. These facilities are accounted for under the equity method.

Sempra Renewables formed joint ventures with ConEdison Development by selling 50-percent interests in its Copper Mountain Solar 2 and Mesquite Solar 1 facilities in 2013 and its Copper Mountain Solar 3 and Broken Bow 2 Wind facilities in 2014. We discuss these joint ventures further in Notes 3 and 5.

In May 2014, Sempra Renewables invested $121 million (as adjusted for financial position at closing) to become a 50-percent partner with ConEdison Development in four fully operating solar facilities in California. The joint venture includes ConEdison Development’s CED California Holdings, LLC portfolio, which consists of the 50-MW Alpaugh 50, the 20-MW Alpaugh North and the 20-MW White River 1 facilities in Tulare County, and the 20-MW Corcoran 1 facility in Kings County (collectively, the California solar partnership). The renewable power from all of the projects has been sold under long-term contracts.

SEMPRA NATURAL GAS

Rockies Express

Sempra Natural Gas owns a 25-percent interest in Rockies Express, a partnership that operates a natural gas pipeline, REX, that links the Rocky Mountain region to the upper Midwest and the eastern United States. In November 2012, Kinder Morgan Energy Partners L.P. (KMP) sold its 50-percent interest in Rockies Express, as part of a larger asset group, to Tallgrass Energy Partners, L.P. (Tallgrass). Phillips 66 owns the remaining 25-percent interest. Our total investment in Rockies Express is accounted for as an equity method investment.

The general partner of KMP was Kinder Morgan, Inc. (KMI). As a condition of KMI receiving antitrust approval from the Federal Trade Commission (FTC) for its acquisition of El Paso Corporation, KMI agreed to divest certain assets in its natural gas pipeline group. Included in the asset group, as noted above, was KMP’s interest in Rockies Express. KMP recorded remeasurement losses during 2012 associated with these operations (classified as discontinued operations by KMP). In 2012, we recorded impairments of our partnership investment in Rockies Express of $300 million ($179 million after-tax) and $100 million ($60 million after-tax) in the second and third quarters, respectively, which are included in Equity Earnings (Losses), Before Income Tax on the Consolidated Statement of Operations. Our remaining carrying value in Rockies Express at December 31, 2014 is $340 million. We recorded the write-downs in 2012 as a result of our estimate of fair value for our investment at the reporting date and our conclusion that the impairments were other-than-temporary, as required by U.S. GAAP. We discuss the fair value measurement of our investment in Rockies Express in Note 10.

For income tax purposes, upon KMP’s sale of its 50-percent interest in Rockies Express, the partnership was considered terminated under federal tax law and a new partnership immediately formed which triggered a restart of depreciation method on the partnership’s remaining tax basis of its tangible assets. As required by the LLC agreement, KMP made a cash make-whole payment to Sempra Natural Gas of $41 million in November 2012, which was recorded as equity income from Rockies Express.

Cameron LNG

October 1, 2014 was the effective date of the formation of a joint venture partnership among Sempra Energy and three project partners involving Sempra Natural Gas' Cameron LNG facility in Louisiana, as we discuss in Note 3. As of October 1, 2014, Sempra Natural Gas began accounting for its investment in Cameron LNG Holdings under the equity method.

Cameron LNG Holdings Joint Venture Financing

General. On August 6, 2014, Cameron LNG entered into finance documents (collectively, Loan Facility Agreements) for senior secured financing in an initial aggregate principal amount of up to $7.4 billion under three debt facilities provided by the Japan Bank for International Cooperation (JBIC) and 29 international commercial banks, some of which will benefit from insurance coverage provided by Nippon Export and Investment Insurance (NEXI).

The Cameron LNG Loan Facility Agreements and related finance documents provide senior secured term loans with a maturity date of July 15, 2030. The proceeds of the loans will be used for financing the cost of development and construction of the three-train Cameron LNG project. The Loan Facility Agreements and related finance documents contain customary representations and affirmative and negative covenants for project finance facilities of this kind with the lenders of the type participating in the Cameron LNG financing.

On August 6, 2014, Sempra Energy entered into a completion agreement in favor of HSBC Bank USA, National Association, as security trustee for the benefit of all of Cameron LNG Holdings’ creditors under the Loan Facility Agreements. Pursuant to this completion agreement, Sempra Energy has severally guaranteed 50.2 percent of Cameron LNG Holdings’ senior debt obligations under the Loan Facility Agreements, or a maximum principal amount of $3.7 billion. Completion guarantees for the remaining 49.8 percent of Cameron LNG Holdings’ senior secured financing have been provided by the other project partners. The occurrence of the effectiveness of the Cameron LNG Holdings joint venture on October 1, 2014, as further described in Note 3, was a condition precedent to first disbursement of funds under the Loan Facility Agreements. The Sempra Energy completion guarantee of 50.2 percent of the Cameron LNG Holdings financing also became effective upon effectiveness of the Cameron LNG Holdings joint venture. Sempra Energy’s completion agreement and guarantee will terminate upon financial completion of the three-train Cameron LNG project, which is subject to satisfaction of certain conditions, including all three trains achieving commercial operations and meeting certain operational performance tests. Financial completion is scheduled for the second half of 2019. Sempra Energy recorded a liability of $82 million on October 1, 2014 for the fair value of its obligations associated with the debt reserve account requirements, which constitute guarantees. This liability is being amortized over the duration of the guarantees using the straight-line method.

On August 6, 2014, Sempra Energy and the other project partners entered into a transfer restrictions agreement with Société Générale, as intercreditor agent for the lenders under the Loan Facility Agreements. Pursuant to the transfer restriction agreement, Sempra Energy agreed to certain restrictions on its ability to dispose of Sempra Energy’s indirect fully diluted economic and beneficial ownership interests in Cameron LNG. These restrictions vary over time. Prior to financial completion of the three-train Cameron LNG project, Sempra Energy must retain 37.65 percent of such interest in Cameron LNG. Starting six months after financial completion of the three-train Cameron LNG project, Sempra Energy must retain at least 10 percent of the indirect fully diluted economic and beneficial ownership interest in Cameron LNG. At all times, the Sempra Energy affiliate that is the direct member in the Cameron LNG joint venture must be controlled by Sempra Energy and must have direct ownership of 50.2 percent of the Cameron LNG joint venture.

Interest. The weighted average all-in cost of the loans outstanding under all the Loan Facility Agreements (and based on certain assumptions as to timing of drawdown) is 1.59 percent per annum over LIBOR prior to financial completion of the project and 1.78 percent per annum over LIBOR following financial completion of the project. The Loan Facility Agreements require Cameron LNG to hedge 50 percent of outstanding borrowings to fix the interest rate, beginning in 2016. The hedges are to remain in place until the debt principal has been amortized by 50 percent. In November 2014, Cameron LNG entered into floating-to-fixed interest rate swaps for approximately $3.7 billion notional amount, resulting in an effective fixed rate of 3.19 percent.

Mandatory Prepayments. Cameron LNG Holdings must make mandatory prepayments of all loans made under the Loan Facility Agreements under certain circumstances, including: upon receipt of certain insurance proceeds and expropriation compensation; upon receipt of certain performance liquidated damages under Cameron LNG’s engineering, procurement and construction contract for the liquefaction terminal; in connection with the loss of its tolling agreements or export permits that result in a reduction of Cameron LNG’s debt service coverage ratios below a specified threshold; if it becomes unlawful in any applicable jurisdiction for a lender to fund or maintain its loans; or in connection with any mandatory prepayment of senior notes outstanding (if any).

The loans under the NEXI Covered Loan Facility Agreement and the loans held by JBIC under the JBIC Loan Facility Agreement are subject to certain additional mandatory prepayments that would be triggered if the Japanese sponsors fail to maintain certain ownership interests in Cameron LNG, if Cameron LNG’s Japanese tolling customers do not hold commitments for a certain quantum of nameplate capacity at the liquefaction terminal or if the aggregate annual contracted LNG commitments by Cameron LNG’s tolling customers to Japanese LNG buyers fall below a certain minimum threshold under certain circumstances.

Events of Default. Cameron LNG’s Loan Facility Agreements and related finance documents also contain events of default customary for such financings, including events of default for: failure to pay principal and interest on the due date; insolvency of Cameron LNG; abandonment of the project; expropriation; unenforceability or termination of the finance documents; and a failure to achieve financial completion of the project by a financial completion deadline date of September 30, 2021 (with up to additional 365 days extension beyond such date permitted in cases of force majeure). A delay in construction that results in a failure to achieve financial completion of the project by this financial completion deadline date would therefore result in an event of default under Cameron LNG’s financing and a potential demand on Sempra Energy’s guarantees.

Security. To support Cameron LNG’s obligations under the Loan Facility Agreements and related finance documents, Cameron LNG has granted security over all of its assets, subject to customary exceptions, and all equity interests in Cameron LNG have been pledged to HSBC Bank USA, National Association, as security trustee for the benefit of all Cameron LNG’s creditors. As a result, an enforcement action by the lenders taken in accordance with the finance documents could result in the exercise of such security interests by the lenders and the loss of ownership interests in Cameron LNG by Sempra Energy and the other project partners.

The security trustee under Cameron LNG’s financing can demand that a payment be made by Sempra Energy under its guarantees of Sempra Energy’s 50.2 percent share of senior debt obligations due and payable either on the date such amounts were due from Cameron LNG (taking into account cure periods) in the event of a failure by Cameron LNG to pay such senior debt obligations when they become due or within 10 business days in the event of an acceleration of senior debt obligations under the terms of the finance documents. If an event of default occurs under the Sempra Energy completion agreement, the security trustee can demand that Sempra Energy purchase its 50.2 percent share of all then outstanding senior debt obligations within five business days (other than in the case of a bankruptcy default, which is automatic).

RBS SEMPRA COMMODITIES

RBS Sempra Commodities is a United Kingdom limited liability partnership formed by Sempra Energy and The Royal Bank of Scotland plc (RBS) in 2008 to own and operate the commodities-marketing businesses previously operated through wholly owned subsidiaries of Sempra Energy. We and RBS sold substantially all of the partnership’s businesses and assets in four separate transactions completed in 2010 and 2011. We account for our investment in RBS Sempra Commodities under the equity method, and report miscellaneous costs since the sale of the business in Parent and Other.

We recorded $2 million and $3 million in pretax equity losses for the years ended December 31, 2014 and 2013, respectively, and no equity earnings or losses for the year ended December 31, 2012.

In April 2011, we and RBS entered into a letter agreement (Letter Agreement) which amended certain provisions of the agreements that formed RBS Sempra Commodities. The Letter Agreement addresses the wind-down of the partnership and the distribution of the partnership’s remaining assets. In accordance with the Letter Agreement, we received distributions of $50 million in 2013. The investment balance of $71 million at December 31, 2014 reflects remaining distributions expected to be received from the partnership in accordance with the Letter Agreement. The timing and amount of distributions may be impacted by the matters we discuss related to RBS Sempra Commodities in Note 15 under “Other Litigation.” In addition, amounts may be retained by the partnership for an extended period of time to help offset unanticipated future general and administrative costs necessary to complete the dissolution of the partnership.

In connection with the Letter Agreement described above, we also released RBS from its indemnification obligations with respect to items for which J.P. Morgan Chase & Co. (JP Morgan), one of the buyers of the partnership’s businesses, has agreed to indemnify us.

SUMMARIZED FINANCIAL INFORMATION

We present summarized financial information below, aggregated for all of our equity method investments for the periods in which we were invested in the entity. The amounts below represent the aggregate financial position and results of operations of 100 percent of each of Sempra Energy’s equity method investments.

SUMMARIZED FINANCIAL INFORMATION
(Dollars in millions)
	Years ended December 31,
	2014	2013	2012
Gross revenues	$1,296	$1,734	$2,138
Operating expense	(749)	(1,287)	(1,801)
Income from operations	547	447	337
Interest expenses	(298)	(251)	(218)
Net income/Earnings(1)	291	222	(52)

		At December 31,
		2014	2013
Current assets		$865	$653
Noncurrent assets		13,161	9,439
Current liabilities		1,131	373
Noncurrent liabilities		6,228	4,547
(1)	Except for Gasoductos de Chihuahua, Energía Sierra Juárez, Eletrans and the Argentine investments, there was no income tax recorded by the entities, as they are primarily domestic partnerships.